Segment Information (Details) - Schedule of Reportable Segments and Corporate - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 244,353	$ 239,423	$ 337,440
Prepaid expenses and other current assets	274,080	128,547	236,665
Deposits and other assets	1,052,954	797,231	718,951
Intangible assets	231,283	230,084	2,432,841
Goodwill	46,460	76,585	1,374,835
Inventory	256,257	374,845	106,403
All other assets	2,369,948	2,973,034	3,966,124
Total Assets	4,475,336	4,819,749	9,173,259
Accounts payable and accrued liabilities	11,109,340	7,565,720	3,730,540
Note payable, net of debt discount and issuance costs	1,602,621	1,683,694	1,342,664
Deferred revenue	253,348	299,409	234,159
All other Liabilities	6,862,324	7,774,125	177,644
Total Liabilities	19,827,633	17,322,948	5,485,007
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	25,575	23,712	48,495
Deposits and other assets	915,279	629,955	626,529
Intangible assets
Goodwill		30,125
Inventory	16,374
All other assets
Total Assets	957,228	683,792	675,024
Accounts payable and accrued liabilities	2,019	8,495	9,693
Note payable, net of debt discount and issuance costs	474,496	130,615	313,979
Deferred revenue	253,348	275,017	161,112
All other Liabilities
Total Liabilities	729,863	414,127	484,784
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	4,972	11,217	2,884
Prepaid expenses and other current assets		40,681
Deposits and other assets		2,600
Intangible assets	217,176	207,301	1,637,924
Goodwill	46,460	46,460	25,139
Inventory	198,633	374,845	106,403
All other assets
Total Assets	467,241	683,104	1,772,350
Accounts payable and accrued liabilities	1,514,866	1,635,298	766,253
Note payable, net of debt discount and issuance costs	139,770	184,160
Deferred revenue			13,477
All other Liabilities
Total Liabilities	1,654,636	1,819,458	779,730
Creatd Studios [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets	14,108
Goodwill
Inventory	41,250
All other assets
Total Assets	55,358
Accounts payable and accrued liabilities	22,750
Note payable, net of debt discount and issuance costs
Deferred revenue
All other Liabilities
Total Liabilities	22,750
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	239,381	228,206	334,556
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets			783,676
Goodwill			1,349,696
Inventory
All other assets
Total Assets	239,381	228,206	2,467,928
Accounts payable and accrued liabilities	433,409	509,931	6,232
Note payable, net of debt discount and issuance costs
Deferred revenue		24,392	59,570
All other Liabilities
Total Liabilities	433,409	534,323	65,802
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net
Prepaid expenses and other current assets	248,506	64,154	188,170
Deposits and other assets	137,675	164,676	92,422
Intangible assets		22,783	11,241
Goodwill
Inventory
All other assets	2,369,947	2,973,034	3,966,124
Total Assets	2,756,128	3,224,647	4,257,957
Accounts payable and accrued liabilities	9,136,296	5,411,996	2,948,362
Note payable, net of debt discount and issuance costs	988,355	1,368,919	1,028,685
Deferred revenue
All other Liabilities	6,862,324	7,774,125	177,644
Total Liabilities	$ 16,986,975	$ 14,555,040	$ 4,154,691